Financial risk management - Key assumptions used for preferred shares issued by subsidiaries (Details) - Preferred shares issued by subsidiaries - Financial liabilities measured at FVTPL	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyager Group Inc. | Risk-free interest rate
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.044	0.039	0.039	0.015
Voyager Group Inc. | DLOM
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.13	0.125	0.125	0.138
Voyager Group Inc. | Expected volatility
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.544	0.535	0.554	0.495
Soda Technology Inc. | Risk-free interest rate
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.042	0.041	0.042	0.012
Soda Technology Inc. | DLOM
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.057	0.069	0.089	0.102
Soda Technology Inc. | Expected volatility
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.412	0.392	0.444	0.457
City Puzzle Holding Limited | Risk-free interest rate
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.043	0.042	0.042	0.011
City Puzzle Holding Limited | DLOM
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.103	0.067	0.111	0.118
City Puzzle Holding Limited | Expected volatility
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.485	0.413	0.611	0.578